ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 11.2%
	FIXED INCOME - 11.2%
75,000	First Trust Preferred Securities and Income ETF	$ 1,319,250
15,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,404,900
		2,724,150

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,751,635)	2,724,150

	OPEN END FUNDS — 84.9%
	ALTERNATIVE - 6.1%
175,029	Eaton Vance Global Macro Absolute Return Fund, Class I	1,489,498

	BANK DEBT - 30.8%
676,421	BNY Mellon Floating Rate Income Fund, Class I	7,467,686

	FIXED INCOME - 27.3%
102,629	BNY Mellon International Bond Fund, Class I	1,295,170
234,779	Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class	1,561,282
99,701	Diamond Hill Short Duration Securitized Bond Fund, Class I	998,006
201,661	Medalist Partners MBS Total Return Fund, Institutional Class	1,728,233
100,100	Thompson Bond Fund	1,053,053
		6,635,744
	INTERNATIONAL BONDS - 20.7%
626,436	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	5,030,283

	TOTAL OPEN-END FUNDS (Cost $20,512,661)	20,623,211

	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS - 3.3%
405,273	Fidelity Government Portfolio Institutional Class, 4.20%(a)	405,273
405,273	First American Government Obligations Fund Class Z, 4.21%(a)	405,273
	TOTAL MONEY MARKET FUNDS (Cost $810,546)	810,546

ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.3% (Continued)
	TOTAL SHORT-TERM INVESTMENTS (Cost $810,546)	810,546

	TOTAL INVESTMENTS - 99.4% (Cost $24,074,842)	$ 24,157,907
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	131,601
	NET ASSETS - 100.0%	$ 24,289,508

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity*	Notional Amount at March 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
612,745	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	$ 4,920,342	USD SOFR plus 165 bp	2/22/2028	BRC	$ -

					Total:	$ -
BRC - Barclays Capital
SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
*	Swap contract reset at March 31, 2025.